Revenue (Details) - Schedule of unfulfilled performance obligations - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
2022 Total unfulfilled performance obligations	$ 11.5
2023 Total unfulfilled performance obligations			$ 2.4
2024 Total unfulfilled performance obligations		$ 4
2025 Total unfulfilled performance obligations	5.1
All Other Performance Obligations [Member]
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
2022 Total unfulfilled performance obligations	11.5
2023 Total unfulfilled performance obligations			$ 2.4
2024 Total unfulfilled performance obligations		$ 4
2025 Total unfulfilled performance obligations	$ 5.1